This filing lists securities holdings reported on the Form 13F filed on May 15, 2003 pursuant to a request for confidential treatment and for which that request was denied on February 5, 2004.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2003

Check here if Amendment [ x ]; Amendment Number: 1
This Amendment (Check only one.): [   ] is a restatement.
                                  [ X ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Akanthos Capital Management, LLC
Address: 21700 Oxnard Street, Suite 1520
         Woodland Hills, CA  91367-7584

13F File Number:  28-10430

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael Kao
Title:     Managing Member
Phone:     (818)456-5220

Signature, Place, and Date of Signing:

     /s/   Michael Kao

           Woodland Hills, CA     February 13, 2004

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form13F Information Table Entry Total:     22

Form13F Information Table Value Total:     $102,650 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   28-10433                      Akanthos Arbitrage Master Fund, L.P.

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CHARMING SHOPPES INC           NOTE  4.750% 6/0 161133AC7     5168  6500000 PRN      DEFINED 01            6500000        0        0
FREEPORT-MCMORAN COPPER & GO   PFD CV 0.05SH    35671D501     8339   400000 SH       DEFINED 01             400000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D907      853    50000 SH  CALL DEFINED 01                  0        0        0
GENERAL MTRS CORP              DEB SR CONV B    370442733    21412   950000 SH       DEFINED 01             950000        0        0
GENERAL MTRS CORP              CL H NEW         370442832     1960   175000 SH       DEFINED 01             175000        0        0
HOUSEHOLD INTL INC             COM              441815957     1367    50000 SH  PUT  DEFINED 01                  0        0        0
ISIS PHARMACEUTICALS INC DEL   NOTE  5.500% 5/0 464337AC8     2273  3500000 PRN      DEFINED 01            3500000        0        0
KULICKE & SOFFA INDS INC       NOTE  4.750%12/1 501242AE1     1639  2500000 PRN      DEFINED 01            2500000        0        0
MILLENNIUM PHARMACEUTICALS I   NOTE  5.500% 1/1 599902AB9     4880  5775000 PRN      DEFINED 01            5775000        0        0
NETWORKS ASSOCS INC            NOTE  5.250% 8/1 64123LAB7     8624  7500000 PRN      DEFINED 01            7500000        0        0
NORTEL NETWORKS CORP NEW       NOTE  4.250% 9/0 656568AB8     2223  3000000 PRN      DEFINED 01            3000000        0        0
NORTEL NETWORKS CORP NEW       NOTE  4.250% 9/0 656568AB8     5187  7000000 PRN      DEFINED 01            7000000        0        0
OMNICOM GROUP INC              COM              681919956     5417   100000 SH  PUT  DEFINED 01                  0        0        0
PACIFICARE HEALTH SYS DEL      COM              695112952     2414   100000 SH  PUT  DEFINED 01                  0        0        0
PACIFICARE HEALTH SYS DEL      DBCV  3.000%10/1 695112AG7     6991  7500000 PRN      DEFINED 01            7500000        0        0
SUN MICROSYSTEMS INC           COM              866810904      163    50000 SH  CALL DEFINED 01                  0        0        0
TENET HEALTHCARE CORP          COM              88033G900      835    50000 SH  CALL DEFINED 01                  0        0        0
TYCO INTL LTD NEW              COM              902124906     1929   150000 SH  CALL DEFINED 01                  0        0        0
TYCO INTL LTD NEW              COM              902124906     1286   100000 SH  CALL DEFINED 01                  0        0        0
VERIZON GLOBAL FDG CORP        NOTE         5/1 92344GAN6    11812 20000000 PRN      DEFINED 01           20000000        0        0
XL CAP LTD                     COM              G98255955        5    10000 SH  PUT  DEFINED 01                  0        0        0
XL CAP LTD                     DBCV         5/2 98372PAB4     7873 12500000 PRN      DEFINED 01           12500000        0        0